Eaton Vance
High Yield Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,768,500
		$ 4,768,500
Hospital — 1.1%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$ 3,059,163
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	4,990	4,915,150
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	4,987,335
		$ 12,961,648
Other — 0.6%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 7,762,387
		$ 7,762,387
Total Corporate Bonds (identified cost $30,724,700)		$ 25,492,535

Tax-Exempt Municipal Obligations — 95.9%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$567	$ 102,094
		$ 102,094
Education — 3.1%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$925	$ 648,712
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,411,950
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	491,465
5.375%, 6/15/48(1)	1,020	852,669
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	78,633
4.00%, 5/1/51	500	351,220
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	792,645
Security	Principal Amount (000's omitted)	Value
Education (continued)
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	$4,300	$ 3,182,731
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	516,750
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	613,590
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	2,500	2,308,700
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	145	129,004
5.00%, 7/1/55	460	377,278
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	1,200	998,952
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/51(1)	2,870	1,984,749
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	2,500	2,134,475
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	230	210,268
5.00%, 6/15/39(1)	185	161,633
5.00%, 6/15/49(1)	260	210,530
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	970	669,814
5.00%, 4/1/40(1)	795	719,602
5.00%, 4/1/50(1)	2,380	2,000,223
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	1,407,000
Tennessee State School Bond Authority:
5.00%, 11/1/52	380	384,408
5.00%, 11/1/52(4)	10,000	10,116,000
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(1)	1,345	1,353,030
6.125%, 7/1/53(1)	3,525	3,556,231
		$ 37,662,262
Electric Utilities — 2.8%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,235	$ 3,955,151
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	12,446,955
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	3,601,788
South Carolina Public Service Authority:
5.00%, 12/1/49	5,000	4,708,700

Eaton Vance
High Yield Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
South Carolina Public Service Authority: (continued)
5.75%, 12/1/47	$10,000	$ 10,214,700
		$ 34,927,294
Escrowed/Prerefunded — 1.5%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):
Prerefunded to 7/1/24, 5.00%, 7/1/34	$750	$ 754,357
Prerefunded to 7/1/24, 5.00%, 7/1/39	1,250	1,257,262
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	1,000	1,016,750
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	3,942,916
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
Prerefunded to 10/1/24, 5.125%, 10/1/34	2,500	2,520,875
Prerefunded to 10/1/24, 5.40%, 10/1/44	1,770	1,789,081
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), Prerefunded to 4/1/24, 5.00%, 4/1/39	3,500	3,513,860
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	570	607,780
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	48,027
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	130	138,745
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	30	30,604
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), Prerefunded to 1/1/24, 7.00%, 1/1/34	3,000	3,014,580
		$ 18,634,837
General Obligations — 9.5%
Chicago Board of Education, IL:
5.00%, 12/1/26	$1,595	$ 1,600,343
5.00%, 12/1/41	3,550	3,220,099
5.00%, 12/1/42	6,950	6,172,851
5.00%, 12/1/44	2,305	2,058,780
5.00%, 12/1/46	5,500	4,840,990
5.00%, 12/1/47	9,800	8,597,246
6.00%, 12/1/49(5)	4,375	4,374,781
Chicago, IL:
5.00%, 1/1/40	2,000	1,938,280
5.00%, 1/1/44	7,000	6,609,400
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL: (continued)
5.25%, 1/1/38	$6,750	$ 6,755,670
5.50%, 1/1/43	2,000	1,995,800
Detroit, MI:
5.00%, 4/1/30	1,400	1,403,374
5.00%, 4/1/31	865	866,202
6.00%, 5/1/43	1,000	1,038,690
Illinois:
5.00%, 5/1/33	9,480	9,606,179
5.00%, 5/1/35	3,500	3,423,035
5.00%, 12/1/42	8,125	7,643,188
5.50%, 5/1/39	1,085	1,110,595
5.50%, 3/1/47	2,000	2,011,860
5.50%, 5/1/47	2,000	2,011,600
5.75%, 5/1/45	1,115	1,137,824
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(4)	5,000	5,066,800
New York, NY, 4.00%, 4/1/50	10,000	8,420,100
Puerto Rico:
0.00%, 7/1/33	731	418,543
4.00%, 7/1/33	4,500	3,922,020
4.00%, 7/1/41	7,533	5,829,563
5.625%, 7/1/29	3,343	3,421,185
5.75%, 7/1/31	9,280	9,563,222
Ysleta Independent School District, TX, (PSF Guaranteed), 4.25%, 8/15/56	1,500	1,280,865
		$ 116,339,085
Hospital — 9.4%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$5,000	$ 4,684,150
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
5.00%, 7/1/36	1,200	1,014,672
5.00%, 7/1/54	6,000	4,504,140
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	550	473,831
5.00%, 11/1/44	500	415,730
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,333,996
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	11,160	7,208,690
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/44	3,290	2,651,872

Eaton Vance
High Yield Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health): (continued)
5.50%, 11/1/47	$4,000	$ 3,970,280
Connecticut State Health and Educational Facilities Authority, (Connecticut Children Medical Center), 4.25%, 7/15/53	2,045	1,640,969
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,045,619
Decatur Hospital Authority, TX, (Wise Health System):
4.00%, 9/1/34	1,604	1,395,416
4.00%, 9/1/44	9,039	6,764,426
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	5,580	4,614,604
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	1,500	1,408,830
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,092,286
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	3,735,713
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	3,500	3,396,610
Massachusetts Development Finance Agency, (Boston Medical Center), Sustainability Bonds, 4.375%, 7/1/52	2,700	2,189,106
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	7,850	7,580,824
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 5.00%, 6/1/48	4,000	3,668,440
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	943,678
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,556,469
5.00%, 2/15/44	3,500	2,916,025
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	4,842,594
5.00%, 7/1/41	1,750	1,626,170
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	4,000	3,303,480
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	3,793,838
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	2,612,029
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(1)(4)	7,000	7,006,720
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	$4,000	$ 4,134,600
6.00%, 9/1/53	4,000	4,121,920
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	3,000	2,573,700
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,485,841
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,500,475
		$ 115,207,743
Housing — 4.5%
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	$4,000	$ 2,986,640
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	14,350	8,537,963
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	9,930	5,918,578
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,650	1,493,530
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	2,000	1,867,740
Louisiana Housing Corp., LA, (Home Ownership Program), (FHLMC), (FNMA), (GNMA), 4.95%, 12/1/53	1,000	944,530
Maine Housing Authority:
Social Bonds, 4.65%, 11/15/48	1,000	887,160
Social Bonds, 4.70%, 11/15/53	2,500	2,239,225
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,038,060
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	6,907	6,098,209
New York City Housing Development Corp., NY, 4.80%, 2/1/53	5,000	4,628,350
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,501,468
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	1,771,450
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.60%, 10/1/48	3,700	3,256,333
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(6)	860	860,000

Eaton Vance
High Yield Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Texas Student Housing Corp., (University of North Texas): (continued)
11.00%, 7/1/31(6)	$2,000	$ 2,000,000
Washington Housing Finance Commission, 3.375%, 4/20/37	8,515	6,708,798
		$ 55,738,034
Industrial Development Revenue — 13.8%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$8,950	$ 7,948,226
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	11,200	9,873,248
Green Bonds, (AMT), 5.70%, 5/1/53	4,230	3,860,256
Henderson, KY, (Pratt Paper, LLC):
(AMT), 4.45%, 1/1/42(1)	2,500	2,213,850
(AMT), 4.70%, 1/1/52(1)	7,500	6,491,475
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	2,500	2,331,350
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	11,730	9,303,415
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	14,380	12,763,832
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.), (AMT), 3.50%, 12/1/51(1)	5,250	3,252,480
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	3,506,207
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,857,496
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	9,000	6,955,380
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	5,552,950
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	12,325	9,306,607
(AMT), 4.875%, 11/1/42(1)	975	761,680
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,845	1,306,297
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	418,824
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.25%, 9/15/29	8,285	8,104,636
(AMT), 5.50%, 6/1/33	4,375	4,298,787
(AMT), 5.625%, 11/15/30	3,860	3,859,884
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
5.625%, 4/1/40(5)	$10,000	$ 9,962,300
(AMT), 4.375%, 10/1/45	10,000	8,266,100
(AMT), 5.00%, 10/1/40	18,780	17,116,843
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	7,000	5,377,050
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	1,000	899,760
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	12,527,145
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	4,627,900
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	4,950	4,318,776
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	455,093
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,233,965
		$ 168,751,812
Insured - Escrowed/Prerefunded — 0.8%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$10,000	$ 10,252,600
		$ 10,252,600
Insured - General Obligations — 0.0%(2)
Washington Township Health Care District, CA, (Election of 2020), (AGM), 4.50%, 8/1/53	$310	$ 290,278
		$ 290,278
Insured - Hospital — 0.6%
California Statewide Communities Development Authority, (Enloe University Medical Center), (AGM), 5.25%, 8/15/52	$600	$ 612,678
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AGM), 5.00%, 4/1/48(5)	2,125	2,081,969
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/46	6,505	4,190,586
		$ 6,885,233
Insured - Special Tax Revenue — 4.0%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 6,960,235

Eaton Vance
High Yield Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Harris County-Houston Sports Authority, TX: (continued)
(NPFG), 0.00%, 11/15/26	$9,395	$ 8,077,445
(NPFG), 0.00%, 11/15/28	9,605	7,453,288
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	975,469
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	321,444
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AGM), 0.00%, 12/15/56	10,000	1,558,800
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	16,624,250
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.375%, 11/15/52	2,000	2,083,560
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,505	2,123,438
(AGM), 3.75%, 5/1/40	2,980	2,491,370
		$ 48,669,299
Insured - Transportation — 1.8%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 5.50%, 1/1/48	$3,300	$ 3,337,587
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48(5)	6,355	6,578,251
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,338,632
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,125,104
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	6,984,373
		$ 22,363,947
Insured - Water and Sewer — 0.7%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$2,155	$ 1,705,402
(AGM), 0.00%, 10/1/28	3,965	2,942,625
(AGM), 0.00%, 10/1/29	3,035	2,152,695
(AGM), 0.00%, 10/1/30	2,580	1,714,410
		$ 8,515,132
Lease Revenue/Certificates of Participation — 2.1%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,399,056
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	9,184,994
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	960	955,622
5.00%, 6/15/44	8,290	8,219,618
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Educational Facilities Authority, (Higher Education Capital Improvement Fund), 4.625%, 9/1/48	$3,500	$ 3,183,425
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	3,600	3,209,544
		$ 26,152,259
Nursing Home — 0.0%(2)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$220	$ 220,055
		$ 220,055
Other Revenue — 4.4%
Black Belt Energy Gas District, AL, 5.50% to 11/1/28 (Put Date), 6/1/49	$2,800	$ 2,835,392
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	4,545	2,995,746
5.00%, 6/1/55	26,675	21,851,893
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,340	4,472,761
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	6,250	2,500,000
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	2,940	2,939,853
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,276,695
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	2,948,790
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,105,290
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	1,911,766
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	9,250	9,213,462
		$ 54,051,648
Senior Living/Life Care — 9.6%
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	$360	$ 331,312
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	7,945	7,205,162
5.00%, 11/15/38	1,000	895,430
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	582,604
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	2,916,095

Eaton Vance
High Yield Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	$425	$ 333,030
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	207,965
5.375%, 11/15/55	300	249,204
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,486,282
5.00%, 5/15/58	2,525	1,497,224
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	703,628
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	755,120
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	1,600	1,481,744
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	816,260
Franklin County, OH, (Ohio Living Communities), 5.50%, 7/1/41	6,000	5,546,340
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	3,000	2,776,920
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	104,618
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	415	412,539
6.375%, 1/1/33	60	60,007
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,453,243
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	315,468
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,101,615
5.00%, 5/15/43	2,750	2,099,322
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,551,147
5.00%, 11/15/38(1)	1,010	960,954
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	1,100	983,741
5.00%, 10/1/47(1)	1,280	1,049,856
5.00%, 10/1/57(1)	2,410	1,895,561
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	867,245
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(6)	8	85
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,147,406
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	$9,045	$ 7,072,014
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	493,389
5.625%, 7/1/46(1)	555	461,188
5.75%, 7/1/54(1)	1,745	1,428,056
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	5,555,596
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	12,422,100
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/25	1,600	1,559,376
4.375%, 1/1/39	1,250	946,275
5.00%, 1/1/49	6,000	4,382,160
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	6,000	6,507,840
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,835	1,221,192
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	712,235
Public Finance Authority, WI, (Marys Woods at Marylhurst):
5.25%, 5/15/42(1)	1,000	859,670
5.25%, 5/15/47(1)	1,335	1,107,289
5.25%, 5/15/52(1)	2,750	2,218,975
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	9,000	8,361,000
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/30	1,945	1,838,628
5.00%, 4/1/38	2,500	2,139,800
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,090,388
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	633,744
6.75%, 11/15/51	3,250	2,717,130
6.875%, 11/15/55	200	168,190
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	3,350	1,785,985
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,246,170
5.00%, 7/1/46(1)	1,250	907,463

Eaton Vance
High Yield Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(1)	$7,225	$ 5,228,660
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,058,368
5.00%, 1/1/49(1)	695	493,547
		$ 117,403,555
Special Tax Revenue — 9.6%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$6,985	$ 7,004,837
Conroe Local Government Corp., TX, (Conroe Convention Center Hotel):
3.50%, 10/1/31(1)	685	548,829
5.00%, 10/1/50(1)	1,605	1,160,254
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	3,725	3,573,504
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	431,748
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	1,800	1,728,144
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
5.00%, 6/15/50	17,215	16,008,228
5.50%, 6/15/53	2,420	2,405,311
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,366,206
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	1,005	10
5.75%, 5/1/38	1,065	1,073,083
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	5,000	4,363,950
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/46(4)	10,000	10,056,500
5.50%, 11/1/45(1)(4)	10,000	10,539,600
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,151,700
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	26,380	6,571,786
0.00%, 7/1/51	25,000	4,519,000
4.75%, 7/1/53	9,740	8,250,949
5.00%, 7/1/58	24,925	21,821,837
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,000,463
South Village Community Development District, FL:
4.875%, 5/1/35	500	470,875
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
South Village Community Development District, FL: (continued)
5.00%, 5/1/38	$100	$ 92,873
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	938	841,050
Series A2, 5.80%, 5/1/35	795	511,527
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	430	368,480
Tolomato Community Development District, FL:
3.00%, 5/1/32	1,540	1,289,596
3.25%, 5/1/40	2,865	2,049,420
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	2,917,098
		$ 118,116,858
Transportation — 16.1%
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	$1,600	$ 1,492,800
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	7,000	6,623,400
Chicago, IL, (O'Hare International Airport):
(AMT), 4.375%, 1/1/40	2,500	2,265,225
(AMT), 5.00%, 1/1/53	5,915	5,446,000
(AMT), 5.50%, 1/1/55(4)	4,000	3,992,880
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,502,150
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	7,887,350
Hidalgo County Regional Mobility Authority, TX, 4.00%, 12/1/40	400	332,800
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	852,998
0.00%, 7/1/30	500	350,575
0.00%, 7/1/31	1,150	750,088
Metropolitan Nashville Airport Authority, TN, (AMT), 5.50%, 7/1/52	3,500	3,509,415
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	11,312,205
Metropolitan Washington Airports Authority, D.C., (AMT), 4.50%, 10/1/53	2,000	1,710,240
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,002,450
New York Thruway Authority, 4.00%, 1/1/45	7,770	6,534,026

Eaton Vance
High Yield Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	$9,435	$ 8,688,220
(AMT), 5.25%, 1/1/50	7,520	7,087,074
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/29	4,700	4,767,257
(AMT), 5.00%, 12/1/31	8,050	8,146,761
Oklahoma Turnpike Authority, 4.50%, 1/1/53	2,695	2,515,998
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	17,690	16,745,354
(AMT), 6.00%, 6/30/61	5,000	5,188,000
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)(4)	12,080	11,366,072
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/50	4,710	4,423,302
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	6,962,854
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	12,000	11,375,520
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	6,500	6,120,270
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	5,525	5,558,095
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	10,975	10,049,588
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	5,000	4,730,050
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	275,286
0.00%, 8/1/46	2,500	623,175
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(4)	7,000	6,939,310
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project), (AMT), 4.00%, 1/1/40	3,220	2,730,624
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	14,250	13,219,582
		$ 198,076,994
Water and Sewer — 1.6%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	$1,905	$ 1,913,839
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.25%, 6/15/52(4)	3,000	3,083,100
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
(SPA: Barclays Bank PLC), 4.00%, 6/15/50(7)	$4,280	$ 4,280,000
Texas Water Development Board, 5.25%, 10/15/51(4)	10,000	10,298,200
		$ 19,575,139
Total Tax-Exempt Municipal Obligations (identified cost $1,280,538,060)		$1,177,936,158

Taxable Municipal Obligations — 6.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$291	$ 52,372
		$ 52,372
Education — 0.2%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 735,196
4.50%, 8/1/43(1)	1,500	898,785
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,194,655
		$ 2,828,636
Escrowed/Prerefunded — 0.9%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$ 10,542,333
		$ 10,542,333
General Obligations — 1.0%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 5,641,661
Chicago, IL, 7.75%, 1/1/42	4,356	4,365,932
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	695,357
Social Bonds, 3.344%, 4/1/30	125	97,687
Social Bonds, 3.644%, 4/1/34	500	361,085
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	2,685	1,339,294
		$ 12,501,016

Eaton Vance
High Yield Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 2.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$ 12,621,225
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	3,880,800
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 5.34%, 8/1/42(7)	13,700	13,700,000
		$ 30,202,025
Housing — 0.2%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 5.35%, 11/1/55(8)	$2,725	$ 2,725,000
		$ 2,725,000
Insured - General Obligations — 0.3%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$3,268	$ 3,201,134
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	243,012
		$ 3,444,146
Lease Revenue/Certificates of Participation — 0.6%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(9)	$7,375	$ 7,372,198
		$ 7,372,198
Other Revenue — 0.2%
Golden State Tobacco Securitization Corp., CA, 4.214%, 6/1/50	$3,300	$ 2,172,258
		$ 2,172,258
Special Tax Revenue — 0.5%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$250	$ 241,495
3.72%, 9/1/27(1)	1,115	987,845
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,413,200
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands): (continued)
5.25%, 3/1/31	$2,910	$ 2,648,944
		$ 6,291,484
Total Taxable Municipal Obligations (identified cost $82,230,138)		$ 78,131,468
Total Investments — 104.4% (identified cost $1,393,492,898)		$1,281,560,161
Other Assets, Less Liabilities — (4.4)%		$ (53,891,092)
Net Assets — 100.0%		$1,227,669,069
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $173,939,652 or 14.2% of the Fund's net assets.
(2)	Amount is less than 0.05%.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(5)	When-issued security.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At October 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	13.0%
Texas	11.1%
Illinois	11.1%
Others, representing less than 10% individually	67.1%

Eaton Vance
High Yield Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 2.9% of total investments.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	12/19/23	$(18,580,078)	$ 681,908
U.S. Long Treasury Bond	(112)	Short	12/19/23	(12,257,000)	1,014,796
					$1,696,704
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.

FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

At October 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
High Yield Municipal Income Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

At October 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 25,492,535	$ —	$ 25,492,535
Tax-Exempt Municipal Obligations	—	1,177,936,158	—	1,177,936,158
Taxable Municipal Obligations	—	78,131,468	—	78,131,468
Total Investments	$ —	$1,281,560,161	$ —	$1,281,560,161
Futures Contracts	$1,696,704	$ —	$ —	$ 1,696,704
Total	$1,696,704	$1,281,560,161	$ —	$1,283,256,865
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.